Earnings Per Share (Details) - Shedule of basic and diluted per share - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shedule of basic and diluted per share [Abstract]
Basic total weighted average number of Common shares outstanding	45,168,650	49,537,082	49,519,663
Effect of diluted securities
Stock options	422,326	219,551	210,812
RSUs	1,029,519	48,253	75,826
Diluted total weighted average number of Common shares outstanding	46,620,495	49,804,886	49,806,301